Convertible Debt	9 Months Ended
Sep. 30, 2025
Convertible Debt
Convertible Debt

NOTE 5 – Convertible Debt

On July 16 and July 18, 2025, the Company entered into a series of convertible promissory notes with a group of investors for the aggregate purchase price of $4,000,000 (the “Notes”). The Notes are payable three months after origination for a total amount of $5 million (20% OID). The Company may extend the payment date for up to three additional one-month periods with the OID on the Notes increasing to 25%, 30% and 35% with respect to any such monthly extensions. Further, upon the occurrence of an Event of Default, as that term is defined in the Notes, the Notes shall be convertible at the option of the holders into shares of the Common stock of the Company at a price equal to 80% of the lowest closing sale price of the Company’s common stock as reported on the Nasdaq Global Market on any trading day during the five (5) trading days prior to the respective conversion date. The Company also recorded debt issuance cost of $320,000 to be amortized as interest expense over the term of the loan using the straight-line method.

In accordance with ASU 2020-06, the Company accounts for the convertible notes as a single liability instrument. The notes are recorded at amortized cost, and interest expense is recognized using the effective interest method. The effective interest rate on the notes is approximately 7.72% per annum, which reflects the amortization of issuance costs and original issuance discount.

Through September 30, 2025, interest expense of $1,020,794 was recognized from the accretion of OID and accretion of the debt issuance cost. Subsequent to September 30, 2025, the Company exercised the first of three available extensions on the convertible promissory notes. The notes are now set to mature on November 16, 2025.

The following table summarizes the Company’s outstanding Notes as of September 30, 2025:

For the Nine Months Ended September 30, 2025
Purchase price of convertible promissory notes	$5,000,000
Less: unamortized original issuance discount	(179,206)
Less: unamortized debt issuance cost	(120,000)
Net convertible promissory note	$4,700,794